Contingent liabilities and financial commitments - Other contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2023	GBP (£) ProductLiabilityAction	USD ($) ProductLiabilityAction
SFRTI indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation	£ 3,649,418	$ 4,653,009
Competition investigations
Disclosure Of Commitments And Contingencies [Line Items]
Penalty due	£ 59,000,000	$ 110,000,000
Monitorship period	2 years	2 years
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of indemnity cases pending	3	3